25. Subsequent Event: COVID 19	12 Months Ended
Dec. 31, 2019
Subsequent Event Covid 19
Subsequent event: COVID 19

COVID-19

In late December 2019, a notice of pneumonia originating from Wuhan, Hubei province (COVID-19, caused by a novel coronavirus) was reported to the World Health Organization. On March 11, 2020, the World Health Organization characterized the COVID-19 as a pandemic. Several measures have been undertaken by the Argentine government and other governments around the globe; however, the virus continues to spread globally and, as of the date of these financial statements, it has affected more than 150 countries and territories around the world, including Argentina. To date, the outbreak of the novel coronavirus has caused significant social and market disruption. Any prolonged restrictive measures put in place in order to control an outbreak of a contagious disease or other adverse public health development may have a material and adverse effect on the Group’s business operations. It is unclear whether these challenges and uncertainties will be contained or resolved, and what effects they may have on the global political and economic conditions in the long term. Additionally, how the disease will evolve in Argentina cannot be predicted, nor what additional restrictions the Argentine government may impose can be anticipated.

In this sense, on March 20, 2020 the Argentine government issued Decree 297/2020 establishing a preventive and mandatory social isolation policy (“the Quarantine”), as a public health measure to contain the effects of the Covid-19 outbreak. Such decree established that during the Quarantine people must remain in their residence beginning midnight on March 20, 2020 and must refrain from going to their workplaces and may not travel along routes, roads or public spaces. Since the adoption of the Quarantine, the government has extended it twice, and as of the date of these financial statements the Quarantine is expected to end on April 26, 2020.

Pursuant to Decree 297/2020, the electricity generation activity was considered an essential service and thus, exempt from the work attendance and travel restrictions. Although operations personnel were allowed to continue their activities, under certain health and sanitary precautions, the rest of the personnel continued working remotely. As of the date of these financial statements, these restrictions remain in place.

Initially, the construction of new energy infrastructure was not included as an exception. On April 7, 2020, pursuant to Administrative Decision 468/2020, the construction of private sector energy infrastructure was included as an essential activity. As additional measures to contain the virus in Argentina, international travel (except for certain specific repatriation flights) was suspended.

Some of the main identified impacts that this crisis has and may have in the future for the Company are the following:

Operations - Power generation

–	Reduction in the electric energy dispatched. Due to the Quarantine, most of the businesses in Argentina, especially in the industrial sector, have not been able to continue operating normally. According to information from CAMMESA, during the first week of April 2020, the total electric energy demand declined 13.4%, compared to the same week of the prior year. This reduction is likely to have an impact in the Group´s thermal energy generation, in particular our units with higher heat rate (less efficient).

–	Increased delays in payments and/or risk of uncollectability from the Group’s private clients. Despite the fact that CAMMESA is paying its obligations, the reduced economic activity due to the Quarantine may also affect the cash flow of CAMMESA and our private clients and it may increase the delays in their payments and the risk of uncollectability of private clients.

–	Personnel safeguard. Multiple measures to protect the health of all the Group’s operations personnel units have been taken. Some of those measures include: a) the isolation of the teams that operate the Group’s different units preventing contact between different teams, b) the avoidance of contact between personnel of different shifts, c) the use of extra protection, and additional sanitary measures, d) using virtual meetings, e) identify key personnel in order to have the necessary back up teams should a contingency arise, and keeping all non-essential personnel working remotely. Although these measures have been effective for the safeguard of the Group’s personnel, as of the date of these financial statements, the Group cannot assure that none of its employees (including key personnel) will be affected by the Covid-19.

–	Lack of necessary supplies/equipment, or delays in supplies. The Quarantine may also affect the provision of essential supplies. Although the provision of the necessary supplies is also considered an essential activity under the enacted emergency framework and usually a stock of spare parts is kept as backup, the Company cannot assure that the provision of the necessary supplies will not be affected. Furthermore, the measures taken by foreign countries in which some of the Group’s supplies and spare parts are produced, may also affect the Group’s stock of spare parts. Any delay in the provision of essential equipment or supplies may affect the Group’s operations.

Projects under construction/development

The COVID-19 outbreak has had an impact on the projects currently under construction. Delays in the project completion date of the wind farm La Genoveva I are expected to be experienced. On February 21, 2020, Vestas Argentina S.A. notified the Group that the COVID-19 outbreak affected its manufacturing activities worldwide, causing delays on the supply chain for the delivery of certain Chinese-origin manufacturing components required for the completion of the wind turbines. In its communication, Vestas Argentina S.A. did not specify the specific impact this situation may have on the agreed upon schedule. However, delays on the project’s completion are reasonably expected. The Group sent a notice to CAMMESA reporting the updates received from Vestas Argentina S.A., in accordance with the force majeure clauses of the Supply of Renewable Electrical Energy entered into with CAMMESA, in order to avoid potential penalties should the project suffer unexpected and unforeseen delays. On April 7, 2020, CAMMESA acknowledged receipt of that notice and asked for a report on the consequences that the force majeure events have had on the schedule of the project. The construction of the wind farm has been resumed on April 9, 2020.

The Quarantine also affected the construction of the Terminal 6-San Lorenzo thermal plant. After the Quarantine was lifted according to Administrative Decision 468/2020, construction is expected to be resumed on April 27, 2020. Additionally, as mentioned above, travel restrictions and national borders lockdown imposed by the government, among others, may delay the arrival of necessary personnel for the project, some of which were expected to arrive from countries affected by the outbreak. The Company sent a notice to CAMMESA informing about this situation in accordance with the force majeure clauses of the power purchase agreement, in order to avoid potential penalties should the project suffer unexpected and unforeseen delays.

The effects of the Covid-19 crisis pose challenges to the closing of the combined cycle at the Brigadier López plant and to the development of the El Puesto solar farm, delaying the start of construction of such projects, not only because of the restrictions to the construction mentioned above, but also due to lower energy demand and difficulties to obtain the necessary financing for the projects in the current market situation. In addition, the Covid-19 crisis may reduce the possibility of new projects that would enable the use of the acquired gas turbines.

Access to Capital Markets

Due to the outbreak of COVID-19, access to the capital and financial markets in Argentina and/or in foreign markets may also be substantially reduced. Although cash flow and liquidity of the Group is deemed sufficient to meet the working capital, debt service obligations and capital expenditure requirements, any further deterioration of the current economic situation may result in a deterioration of the Company´s finances, in a context of lack of access or substantial reduction of credit availability in the financial markets.

Additionally, the Covid-19 pandemic crisis may also affect the natural gas distribution associate’s income. Although these economic activities were also declared essential, and exempt from the Quarantine, the economic downturn as a consequence of this measure is expected to reduce the volumes distributed to the clients. Moreover, some measures adopted by the Argentine government to mitigate the effects of the Covid-19 outbreak in the economy are also expected to affect ECOGAS Group financial performance. For example, the government has ruled a 180-day period, starting on March 1, 2020, where the suspension of the natural gas service is not permitted, upon the beneficiary’s failure to pay less than three consecutive invoices, from March 1, 2020. This measure is only applicable to certain users. This measure is expected to increase the payment delays and/or the uncollectability from such clients.

The Group will continue taking all the available measures to mitigate the effects that the Covid-19 pandemic crisis has or may have on the operations, the projects undergoing and the Group´s financial position.